INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in associates [Abstract]
Book value	$ 33,046	$ 193,802
Transporte y Servicios de Gas en Uruguay S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 196,000
Book value	$ 9,928	12,890
Emprendimientos de Gas del Sur S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 116,130
Book value	$ 581	740
Gas Link S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Book value	$ 22,537	$ 180,172